Schedule of Investments
(unaudited)
September 30, 2025
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.
(a)
................. 4,274 $ 3,067,193
Boeing Co. (The)
(a)
.................... 41,321 8,918,312
GE Aerospace ....................... 57,732 17,366,940
General Dynamics Corp. ................ 13,805 4,707,505
Howmet Aerospace, Inc. ................ 21,817 4,281,150
Huntington Ingalls Industries, Inc. .......... 2,177 626,780
L3Harris Technologies, Inc. .............. 10,224 3,122,512
Lockheed Martin Corp. ................. 11,185 5,583,664
Northrop Grumman Corp. ............... 7,307 4,452,301
RTX Corp. ......................... 72,824 12,185,640
Textron, Inc. ........................ 9,718 821,074
TransDigm Group, Inc. ................. 3,090 4,072,682
69,205,753
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 6,493 859,673
Expeditors International of Washington, Inc. ... 7,566 927,516
FedEx Corp. ........................ 11,779 2,777,606
United Parcel Service, Inc. , Class B ........ 40,262 3,363,085
7,927,880
Automobile Components — 0.0%
Aptiv plc
(a)
.......................... 12,099 1,043,176
Automobiles — 2.4%
Ford Motor Co. ...................... 215,329 2,575,335
General Motors Co. ................... 51,833 3,160,258
Tesla, Inc.
(a)
......................... 152,771 67,940,319
73,675,912
Banks — 3.6%
Bank of America Corp. ................. 370,987 19,139,219
Citigroup, Inc. ....................... 100,222 10,172,533
Citizens Financial Group, Inc. ............ 23,885 1,269,727
Fifth Third Bancorp
(b)
.................. 36,485 1,625,407
Huntington Bancshares, Inc.
(b)
............ 80,587 1,391,738
JPMorgan Chase & Co. ................ 149,701 47,220,186
KeyCorp ........................... 50,091 936,201
M&T Bank Corp. ..................... 8,455 1,670,877
PNC Financial Services Group, Inc. (The) .... 21,440 4,307,939
Regions Financial Corp. ................ 49,260 1,298,986
Truist Financial Corp. .................. 70,199 3,209,498
US Bancorp ........................ 85,345 4,124,724
Wells Fargo & Co. .................... 174,401 14,618,292
110,985,327
Beverages — 1.0%
Brown-Forman Corp. , Class B ............ 10,585 286,642
Coca-Cola Co. (The) .................. 210,869 13,984,832
Constellation Brands, Inc. , Class A ......... 7,773 1,046,790
Keurig Dr Pepper, Inc. ................. 73,401 1,872,460
Molson Coors Beverage Co. , Class B ....... 9,152 414,128
Monster Beverage Corp.
(a)
............... 38,745 2,607,926
PepsiCo, Inc. ....................... 74,535 10,467,695
30,680,473
Biotechnology — 1.6%
AbbVie, Inc. ........................ 96,174 22,268,128
Amgen, Inc. ........................ 29,243 8,252,374
Biogen, Inc.
(a)
....................... 8,039 1,126,103
Gilead Sciences, Inc. .................. 67,552 7,498,272
Incyte Corp.
(a)
....................... 8,943 758,456
Moderna, Inc.
(a)
...................... 18,860 487,154
Regeneron Pharmaceuticals, Inc. .......... 5,546 3,118,349
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a)
............ 13,901 $ 5,444,188
48,953,024
Broadline Retail — 3.8%
Amazon.com, Inc.
(a)
................... 528,360 116,012,005
eBay, Inc. .......................... 24,629 2,240,008
118,252,013
Building Products — 0.5%
A O Smith Corp. ..................... 6,532 479,514
Allegion plc ......................... 4,708 834,964
Builders FirstSource, Inc.
(a)
.............. 6,109 740,716
Carrier Global Corp. ................... 43,593 2,602,502
Johnson Controls International plc ......... 35,626 3,917,079
Lennox International, Inc.
(b)
.............. 1,729 915,263
Masco Corp. ........................ 11,414 803,432
Trane Technologies plc ................. 12,104 5,107,404
15,400,874
Capital Markets — 3.5%
Ameriprise Financial, Inc. ............... 5,204 2,556,465
Bank of New York Mellon Corp. (The) ....... 38,395 4,183,519
BlackRock, Inc.
(c)
..................... 7,841 9,141,587
Blackstone, Inc. , Class A ................ 39,979 6,830,412
CBOE Global Markets, Inc. .............. 5,720 1,402,830
Charles Schwab Corp. (The) ............. 92,894 8,868,590
CME Group, Inc. , Class A ............... 19,722 5,328,687
Coinbase Global, Inc. , Class A
(a)
........... 12,312 4,155,177
FactSet Research Systems, Inc. ........... 2,054 588,451
Franklin Resources, Inc.
(b)
............... 16,508 381,830
Goldman Sachs Group, Inc. (The) ......... 16,481 13,124,644
Interactive Brokers Group, Inc. , Class A ...... 23,980 1,650,064
Intercontinental Exchange, Inc. ........... 31,078 5,236,022
Invesco Ltd. ........................ 24,499 562,007
KKR & Co., Inc. ...................... 37,033 4,812,438
Moody's Corp. ....................... 8,392 3,998,620
Morgan Stanley ...................... 66,049 10,499,149
MSCI, Inc. ......................... 4,256 2,414,897
Nasdaq, Inc. ........................ 24,678 2,182,769
Northern Trust Corp. ................... 10,282 1,383,957
Raymond James Financial, Inc. ........... 9,625 1,661,275
Robinhood Markets, Inc. , Class A
(a)
......... 42,136 6,033,033
S&P Global, Inc. ..................... 17,013 8,280,397
State Street Corp. .................... 15,216 1,765,208
T. Rowe Price Group, Inc. ............... 12,061 1,237,941
108,279,969
Chemicals — 1.1%
Air Products & Chemicals, Inc. ............ 12,008 3,274,822
Albemarle Corp. ..................... 6,626 537,236
CF Industries Holdings, Inc. .............. 9,002 807,480
Corteva, Inc. ........................ 37,295 2,522,261
Dow, Inc. .......................... 39,239 899,750
DuPont de Nemours, Inc. ............... 22,770 1,773,783
Eastman Chemical Co. ................. 6,273 395,513
Ecolab, Inc. ........................ 13,773 3,771,874
International Flavors & Fragrances, Inc. ...... 13,784 848,267
Linde plc .......................... 25,528 12,125,800
LyondellBasell Industries NV , Class A ....... 14,157 694,259
Mosaic Co. (The) ..................... 17,496 606,761
PPG Industries, Inc. ................... 12,529 1,316,923
Sherwin-Williams Co. (The) .............. 12,662 4,384,344
33,959,073
Commercial Services & Supplies — 0.5%
Cintas Corp. ........................ 18,552 3,807,983
Copart, Inc.
(a)
....................... 48,112 2,163,597

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Republic Services, Inc. ................. 11,098 $ 2,546,769
Rollins, Inc. ......................... 15,329 900,425
Veralto Corp. ........................ 13,487 1,437,849
Waste Management, Inc. ................ 20,155 4,450,829
15,307,452
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
................. 56,015 8,161,946
Cisco Systems, Inc. ................... 215,589 14,750,599
F5, Inc.
(a)
.......................... 3,135 1,013,201
Motorola Solutions, Inc. ................ 9,147 4,182,831
28,108,577
Construction & Engineering — 0.2%
EMCOR Group, Inc. ................... 2,437 1,582,929
Quanta Services, Inc. .................. 8,122 3,365,919
4,948,848
Construction Materials — 0.1%
Martin Marietta Materials, Inc. ............ 3,282 2,068,579
Vulcan Materials Co.
(b)
................. 7,292 2,243,165
4,311,744
Consumer Finance — 0.6%
American Express Co. ................. 29,550 9,815,328
Capital One Financial Corp. .............. 34,780 7,393,532
Synchrony Financial ................... 20,236 1,437,768
18,646,628
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp. ................ 24,144 22,348,411
Dollar General Corp. .................. 11,999 1,240,097
Dollar Tree, Inc.
(a)
..................... 10,288 970,879
Kroger Co. (The) ..................... 32,689 2,203,565
Sysco Corp. ........................ 25,850 2,128,489
Target Corp. ........................ 24,762 2,221,151
Walmart, Inc. ........................ 238,957 24,626,908
55,739,500
Containers & Packaging — 0.2%
Amcor plc .......................... 124,845 1,021,232
Avery Dennison Corp. .................. 4,316 699,926
Ball Corp. .......................... 15,415 777,224
International Paper Co.
(b)
................ 28,717 1,332,469
Packaging Corp. of America ............. 4,904 1,068,729
Smurfit WestRock plc .................. 27,473 1,169,525
6,069,105
Distributors — 0.1%
Genuine Parts Co. .................... 7,703 1,067,636
LKQ Corp. ......................... 14,369 438,829
Pool Corp. ......................... 1,788 554,405
2,060,870
Diversified Telecommunication Services — 0.7%
AT&T, Inc. .......................... 389,279 10,993,239
Verizon Communications, Inc. ............ 229,544 10,088,459
21,081,698
Electric Utilities — 1.5%
Alliant Energy Corp. ................... 14,365 968,345
American Electric Power Co., Inc. .......... 29,275 3,293,438
Constellation Energy Corp. .............. 16,966 5,583,002
Duke Energy Corp. ................... 42,270 5,230,913
Edison International ................... 21,168 1,170,167
Entergy Corp. ....................... 23,688 2,207,485
Evergy, Inc. ......................... 12,560 954,811
Eversource Energy ................... 20,258 1,441,154
Exelon Corp. ........................ 55,627 2,503,771
Security
Shares
Shares Value
Electric Utilities (continued)
FirstEnergy Corp. .................... 27,981 $ 1,282,089
NextEra Energy, Inc. .................. 111,957 8,451,634
NRG Energy, Inc. ..................... 10,660 1,726,387
PG&E Corp. ........................ 120,468 1,816,657
Pinnacle West Capital Corp. ............. 6,237 559,209
PPL Corp. ......................... 40,436 1,502,602
Southern Co. (The)
(b)
.................. 60,230 5,707,997
Xcel Energy, Inc. ..................... 31,733 2,559,266
46,958,927
Electrical Equipment — 0.9%
AMETEK, Inc. ....................... 12,729 2,393,052
Eaton Corp. plc ...................... 21,194 7,931,855
Emerson Electric Co. .................. 30,507 4,001,908
GE Vernova, Inc. ..................... 14,820 9,112,818
Generac Holdings, Inc.
(a)
................ 3,217 538,526
Hubbell, Inc. ........................ 2,895 1,245,747
Rockwell Automation, Inc. ............... 6,184 2,161,494
27,385,400
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. , Class A ............... 66,288 8,203,140
CDW Corp. ......................... 7,186 1,144,586
Corning, Inc. ........................ 42,239 3,464,865
Jabil, Inc. .......................... 5,934 1,288,687
Keysight Technologies, Inc.
(a)
............. 9,494 1,660,690
TE Connectivity plc ................... 16,213 3,559,240
Teledyne Technologies, Inc.
(a)
............. 2,594 1,520,188
Trimble, Inc.
(a)
....................... 13,189 1,076,882
Zebra Technologies Corp. , Class A
(a)
........ 2,742 814,813
22,733,091
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A .............. 53,189 2,591,368
Halliburton Co. ...................... 46,759 1,150,272
Schlumberger NV .................... 80,717 2,774,243
6,515,883
Entertainment — 1.6%
Electronic Arts, Inc. ................... 12,143 2,449,243
Live Nation Entertainment, Inc.
(a)
.......... 8,324 1,360,142
Netflix, Inc.
(a)
........................ 23,134 27,735,815
Take-Two Interactive Software, Inc.
(a)
........ 9,130 2,358,827
TKO Group Holdings, Inc. , Class A ......... 3,743 755,936
Walt Disney Co. (The) ................. 97,883 11,207,604
Warner Bros Discovery, Inc.
(a)
............ 134,785 2,632,351
48,499,918
Financial Services — 4.0%
Apollo Global Management, Inc. ........... 24,913 3,320,155
Berkshire Hathaway, Inc. , Class B
(a)
........ 99,832 50,189,540
Block, Inc. , Class A
(a)
.................. 30,291 2,189,131
Corpay, Inc.
(a)
....................... 3,864 1,113,064
Fidelity National Information Services, Inc. .... 28,125 1,854,562
Fiserv, Inc.
(a)
........................ 29,594 3,815,554
Global Payments, Inc. ................. 13,481 1,120,001
Jack Henry & Associates, Inc. ............ 3,921 583,955
Mastercard, Inc. , Class A ................ 44,941 25,562,890
PayPal Holdings, Inc.
(a)
................. 52,012 3,487,925
Visa, Inc. , Class A .................... 92,479 31,570,481
124,807,258
Food Products — 0.5%
Archer-Daniels-Midland Co. .............. 26,126 1,560,767
Bunge Global SA
(b)
.................... 7,503 609,619
Campbell's Co. (The)
(b)
................. 10,543 332,948
Conagra Brands, Inc. .................. 25,545 467,729

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
General Mills, Inc.
(b)
................... 28,506 $ 1,437,272
Hershey Co. (The) .................... 8,059 1,507,436
Hormel Foods Corp. ................... 15,763 389,977
J M Smucker Co. (The) ................. 5,919 642,803
Kellanova .......................... 14,850 1,217,997
Kraft Heinz Co. (The)
(b)
................. 45,116 1,174,821
Lamb Weston Holdings, Inc. ............. 7,837 455,173
McCormick & Co., Inc. (Non-Voting) ........ 13,728 918,540
Mondelez International, Inc. , Class A ........ 70,958 4,432,746
Tyson Foods, Inc. , Class A .............. 15,989 868,203
16,016,031
Gas Utilities — 0.0%
Atmos Energy Corp. ................... 8,788 1,500,551
Ground Transportation — 0.9%
CSX Corp. ......................... 101,494 3,604,052
JB Hunt Transport Services, Inc. .......... 4,309 578,139
Norfolk Southern Corp. ................. 12,186 3,660,796
Old Dominion Freight Line, Inc. ........... 9,854 1,387,246
Uber Technologies, Inc.
(a)
............... 113,534 11,122,926
Union Pacific Corp. ................... 32,286 7,631,442
27,984,601
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories ................... 94,753 12,691,217
Align Technology, Inc.
(a)
................. 3,827 479,217
Baxter International, Inc. ................ 28,650 652,360
Becton Dickinson & Co. ................ 15,708 2,940,066
Boston Scientific Corp.
(a)
................ 80,461 7,855,407
Cooper Cos., Inc. (The)
(a)
............... 11,189 767,118
Dexcom, Inc.
(a)
...................... 21,657 1,457,300
Edwards Lifesciences Corp.
(a)
............ 32,057 2,493,073
GE HealthCare Technologies, Inc. ......... 24,482 1,838,598
Hologic, Inc.
(a)
....................... 12,153 820,206
IDEXX Laboratories, Inc.
(a)
............... 4,398 2,809,838
Insulet Corp.
(a)
....................... 3,868 1,194,168
Intuitive Surgical, Inc.
(a)
................. 19,500 8,720,985
Medtronic plc ....................... 69,608 6,629,466
ResMed, Inc.
(b)
...................... 8,059 2,205,990
Solventum Corp.
(a)
.................... 7,857 573,561
STERIS plc ......................... 5,382 1,331,722
Stryker Corp. ....................... 18,668 6,901,000
Zimmer Biomet Holdings, Inc.
(b)
........... 10,812 1,064,982
63,426,274
Health Care Providers & Services — 1.7%
Cardinal Health, Inc. ................... 12,995 2,039,695
Cencora, Inc. ....................... 10,555 3,298,754
Centene Corp.
(a)
..................... 25,401 906,308
Cigna Group (The) .................... 14,640 4,219,980
CVS Health Corp. .................... 69,542 5,242,771
DaVita, Inc.
(a)
........................ 1,826 242,621
Elevance Health, Inc. .................. 12,342 3,987,947
HCA Healthcare, Inc. .................. 8,917 3,800,425
Henry Schein, Inc.
(a)
................... 5,612 372,468
Humana, Inc. ....................... 6,604 1,718,163
Labcorp Holdings, Inc. ................. 4,408 1,265,361
McKesson Corp. ..................... 6,768 5,228,551
Molina Healthcare, Inc.
(a)
................ 2,984 571,018
Quest Diagnostics, Inc.
(b)
................ 6,118 1,165,968
UnitedHealth Group, Inc. ................ 49,306 17,025,362
Universal Health Services, Inc. , Class B ..... 3,138 641,533
51,726,925
Security
Shares
Shares Value
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.
(b)
....... 8,365 $ 697,139
Healthpeak Properties, Inc. .............. 37,790 723,678
Ventas, Inc. ........................ 23,446 1,640,986
Welltower, Inc. ....................... 36,412 6,486,434
9,548,237
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.
(b)
............. 34,811 592,483
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc. , Class A
(a)
.................. 23,612 2,866,969
Booking Holdings, Inc. ................. 1,764 9,524,312
Carnival Corp.
(a)
...................... 57,962 1,675,681
Chipotle Mexican Grill, Inc.
(a)
............. 73,763 2,890,772
Darden Restaurants, Inc. ............... 6,403 1,218,875
Domino's Pizza, Inc. ................... 1,700 733,907
DoorDash, Inc. , Class A
(a)
............... 20,153 5,481,415
Expedia Group, Inc. ................... 6,435 1,375,481
Hilton Worldwide Holdings, Inc. ........... 12,799 3,320,573
Las Vegas Sands Corp. ................ 16,817 904,586
Marriott International, Inc. , Class A ......... 12,221 3,182,837
McDonald's Corp. .................... 38,850 11,806,127
MGM Resorts International
(a)
............. 11,433 396,268
Norwegian Cruise Line Holdings Ltd.
(a)
....... 24,763 609,913
Royal Caribbean Cruises Ltd. ............ 13,600 4,400,688
Starbucks Corp. ...................... 62,203 5,262,374
Wynn Resorts Ltd. .................... 4,749 609,154
Yum! Brands, Inc. .................... 15,213 2,312,376
58,572,308
Household Durables — 0.3%
DR Horton, Inc. ...................... 15,177 2,572,046
Garmin Ltd. ......................... 8,407 2,069,972
Lennar Corp. , Class A .................. 12,183 1,535,545
Mohawk Industries, Inc.
(a)
............... 2,871 370,129
NVR, Inc.
(a)
......................... 160 1,285,546
PulteGroup, Inc. ..................... 10,551 1,394,104
9,227,342
Household Products — 0.9%
Church & Dwight Co., Inc. ............... 12,920 1,132,180
Clorox Co. (The) ..................... 6,786 836,714
Colgate-Palmolive Co. ................. 44,358 3,545,978
Kimberly-Clark Corp. .................. 18,200 2,262,988
Procter & Gamble Co. (The) ............. 127,523 19,593,909
27,371,769
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 39,344 517,767
Vistra Corp. ........................ 17,339 3,397,057
3,914,824
Industrial Conglomerates — 0.4%
3M Co. ............................ 28,997 4,499,754
Honeywell International, Inc. ............. 34,565 7,275,933
11,775,687
Industrial REITs — 0.2%
Prologis, Inc. ........................ 50,802 5,817,845
Insurance — 1.9%
Aflac, Inc. .......................... 26,049 2,909,673
Allstate Corp. (The) ................... 14,218 3,051,894
American International Group, Inc. ......... 30,161 2,368,845
Aon plc , Class A ..................... 11,834 4,219,768
Arch Capital Group Ltd. ................ 20,482 1,858,332
Arthur J Gallagher & Co. ................ 14,060 4,354,944
Assurant, Inc. ....................... 2,795 605,397

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Brown & Brown, Inc. ................... 15,271 $ 1,432,267
Chubb Ltd. ......................... 20,180 5,695,805
Cincinnati Financial Corp. ............... 8,517 1,346,538
Erie Indemnity Co. , Class A
(b)
............. 1,385 440,652
Everest Group Ltd. .................... 2,329 815,686
Globe Life, Inc. ...................... 4,586 655,660
Hartford Insurance Group, Inc. (The) ........ 15,479 2,064,744
Loews Corp. ........................ 9,534 957,118
Marsh & McLennan Cos., Inc. ............ 26,958 5,432,846
MetLife, Inc. ........................ 30,182 2,486,091
Principal Financial Group, Inc. ............ 10,661 883,903
Progressive Corp. (The) ................ 31,876 7,871,778
Prudential Financial, Inc. ................ 19,424 2,015,046
Travelers Cos., Inc. (The) ............... 12,190 3,403,692
Willis Towers Watson plc ................ 5,236 1,808,776
WR Berkley Corp. .................... 16,289 1,248,063
57,927,518
Interactive Media & Services — 7.3%
Alphabet, Inc. , Class A ................. 316,687 76,986,610
Alphabet, Inc. , Class C ................. 254,232 61,918,203
Match Group, Inc. .................... 13,389 472,900
Meta Platforms, Inc. , Class A ............. 118,082 86,717,059
226,094,772
IT Services — 0.9%
Accenture plc , Class A ................. 33,909 8,361,959
Akamai Technologies, Inc.
(a)
.............. 8,043 609,338
Cognizant Technology Solutions Corp. , Class A . 26,904 1,804,451
EPAM Systems, Inc.
(a)
.................. 3,182 479,814
Gartner, Inc.
(a)
....................... 4,236 1,113,517
GoDaddy, Inc. , Class A
(a)
................ 7,418 1,015,005
International Business Machines Corp. ...... 50,692 14,303,255
VeriSign, Inc. ....................... 4,464 1,248,001
28,935,340
Leisure Products — 0.0%
Hasbro, Inc. ........................ 7,126 540,507
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. ............... 15,503 1,989,810
Bio-Techne Corp. ..................... 8,793 489,155
Charles River Laboratories International, Inc.
(a)
. 2,656 415,558
Danaher Corp. ...................... 34,580 6,855,831
IQVIA Holdings, Inc.
(a)
.................. 9,045 1,718,007
Mettler-Toledo International, Inc.
(a)
......... 1,100 1,350,371
Revvity, Inc.
(b)
....................... 6,516 571,127
Thermo Fisher Scientific, Inc. ............. 20,557 9,970,556
Waters Corp.
(a)
...................... 3,273 981,278
West Pharmaceutical Services, Inc. ........ 3,984 1,045,123
25,386,816
Machinery — 1.5%
Caterpillar, Inc. ...................... 25,505 12,169,711
Cummins, Inc. ....................... 7,428 3,137,364
Deere & Co. ........................ 13,694 6,261,718
Dover Corp. ........................ 7,494 1,250,224
Fortive Corp. ........................ 18,785 920,277
IDEX Corp. ......................... 4,186 681,313
Illinois Tool Works, Inc. ................. 14,426 3,761,724
Ingersoll Rand, Inc. ................... 19,691 1,626,870
Nordson Corp. ....................... 2,936 666,325
Otis Worldwide Corp. .................. 21,034 1,923,139
PACCAR, Inc. ....................... 28,693 2,821,096
Parker-Hannifin Corp. .................. 6,941 5,262,319
Pentair plc ......................... 9,128 1,011,017
Snap-on, Inc. ....................... 2,850 987,611
Security
Shares
Shares Value
Machinery (continued)
Stanley Black & Decker, Inc. ............. 8,679 $ 645,110
Westinghouse Air Brake Technologies Corp. ... 9,365 1,877,402
Xylem, Inc. ......................... 13,302 1,962,045
46,965,265
Media — 0.4%
Charter Communications, Inc. , Class A
(a)
..... 5,040 1,386,529
Comcast Corp. , Class A ................ 200,496 6,299,584
Fox Corp. , Class A .................... 10,891 686,786
Fox Corp. , Class B .................... 7,481 428,587
Interpublic Group of Cos., Inc. (The) ........ 20,752 579,188
News Corp. , Class A ................... 21,133 648,995
News Corp. , Class B .................. 6,293 217,423
Omnicom Group, Inc.
(b)
................. 10,726 874,491
Paramount Skydance Corp. , Class B ........ 17,064 322,851
Trade Desk, Inc. (The) , Class A
(a)
.......... 24,327 1,192,266
12,636,700
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. ................ 78,860 3,092,889
Newmont Corp. ...................... 59,801 5,041,823
Nucor Corp. ........................ 12,321 1,668,633
Steel Dynamics, Inc. ................... 7,617 1,062,038
10,865,383
Multi-Utilities — 0.6%
Ameren Corp. ....................... 14,993 1,564,969
CenterPoint Energy, Inc. ................ 35,911 1,393,347
CMS Energy Corp. .................... 16,414 1,202,490
Consolidated Edison, Inc. ............... 19,242 1,934,206
Dominion Energy, Inc. .................. 46,524 2,845,873
DTE Energy Co. ..................... 11,396 1,611,736
NiSource, Inc. ....................... 24,119 1,044,353
Public Service Enterprise Group, Inc. ....... 27,401 2,286,887
Sempra ........................... 35,274 3,173,954
WEC Energy Group, Inc. ................ 17,425 1,996,731
19,054,546
Office REITs — 0.0%
BXP, Inc.
(b)
......................... 7,921 588,847
Oil, Gas & Consumable Fuels — 2.7%
APA Corp.
(b)
........................ 18,631 452,361
Chevron Corp. ....................... 104,706 16,259,795
ConocoPhillips ...................... 67,994 6,431,552
Coterra Energy, Inc. ................... 40,496 957,730
Devon Energy Corp. ................... 35,363 1,239,827
Diamondback Energy, Inc. ............... 10,208 1,460,765
EOG Resources, Inc. .................. 30,040 3,368,085
EQT Corp. ......................... 33,114 1,802,395
Expand Energy Corp. .................. 11,583 1,230,578
Exxon Mobil Corp. .................... 232,098 26,169,049
Kinder Morgan, Inc. ................... 105,663 2,991,319
Marathon Petroleum Corp. .............. 16,472 3,174,813
Occidental Petroleum Corp.
(b)
............. 37,844 1,788,129
ONEOK, Inc. ........................ 34,343 2,506,009
Phillips 66 .......................... 22,292 3,032,158
Targa Resources Corp. ................. 11,883 1,990,878
Texas Pacific Land Corp.
(b)
.............. 1,037 968,185
Valero Energy Corp. ................... 17,120 2,914,851
Williams Cos., Inc. (The) ................ 66,151 4,190,666
82,929,145
Passenger Airlines — 0.1%
Delta Air Lines, Inc. ................... 35,679 2,024,783
Southwest Airlines Co.
(b)
................ 28,592 912,371

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a)
............ 17,361 $ 1,675,336
4,612,490
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 12,926 1,139,039
Kenvue, Inc. ........................ 105,599 1,713,872
2,852,911
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co. ................ 111,379 5,023,193
Eli Lilly & Co. ....................... 43,108 32,891,404
Johnson & Johnson ................... 131,114 24,311,158
Merck & Co., Inc. ..................... 135,983 11,413,053
Pfizer, Inc. ......................... 309,004 7,873,422
Viatris, Inc. ......................... 65,288 646,351
Zoetis, Inc. , Class A ................... 23,978 3,508,461
85,667,042
Professional Services — 0.6%
Automatic Data Processing, Inc. ........... 22,025 6,464,337
Broadridge Financial Solutions, Inc. ........ 6,411 1,526,908
Dayforce, Inc.
(a)
...................... 9,000 620,010
Equifax, Inc. ........................ 6,769 1,736,452
Jacobs Solutions, Inc. .................. 6,618 991,773
Leidos Holdings, Inc. .................. 7,115 1,344,450
Paychex, Inc. ....................... 17,601 2,231,103
Paycom Software, Inc.
(b)
................ 2,599 540,956
Verisk Analytics, Inc. ................... 7,476 1,880,289
17,336,278
Real Estate Management & Development — 0.1%
(a)
CBRE Group, Inc. , Class A .............. 15,817 2,492,126
CoStar Group, Inc. .................... 23,083 1,947,513
4,439,639
Residential REITs — 0.2%
AvalonBay Communities, Inc. ............ 7,835 1,513,487
Camden Property Trust ................. 5,962 636,622
Equity Residential .................... 18,981 1,228,640
Essex Property Trust, Inc. ............... 3,481 931,725
Invitation Homes, Inc. .................. 30,815 903,804
Mid-America Apartment Communities, Inc. .... 6,532 912,716
UDR, Inc. .......................... 16,254 605,624
6,732,618
Retail REITs — 0.3%
Federal Realty Investment Trust ........... 4,305 436,139
Kimco Realty Corp. ................... 37,586 821,254
Realty Income Corp. ................... 48,463 2,946,066
Regency Centers Corp. ................ 9,117 664,629
Simon Property Group, Inc. .............. 17,774 3,335,647
8,203,735
Semiconductors & Semiconductor Equipment — 13.7%
Advanced Micro Devices, Inc.
(a)
........... 88,350 14,294,146
Analog Devices, Inc. ................... 27,175 6,676,898
Applied Materials, Inc. ................. 43,689 8,944,886
Broadcom, Inc. ...................... 256,065 84,478,404
First Solar, Inc.
(a)
..................... 5,866 1,293,629
Intel Corp.
(a)
........................ 238,545 8,003,185
KLA Corp. .......................... 7,179 7,743,269
Lam Research Corp. .................. 68,903 9,226,112
Microchip Technology, Inc. ............... 29,679 1,905,985
Micron Technology, Inc. ................. 60,855 10,182,259
Monolithic Power Systems, Inc. ........... 2,609 2,401,950
NVIDIA Corp. ....................... 1,328,376 247,848,394
NXP Semiconductors NV ............... 13,905 3,166,586
ON Semiconductor Corp.
(a)
.............. 21,811 1,075,500
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. .................... 58,717 $ 9,768,160
Skyworks Solutions, Inc. ................ 8,299 638,857
Teradyne, Inc. ....................... 8,778 1,208,204
Texas Instruments, Inc. ................. 49,441 9,083,795
427,940,219
Software — 11.4%
Adobe, Inc.
(a)
........................ 23,094 8,146,409
AppLovin Corp. , Class A
(a)
............... 14,738 10,589,843
Autodesk, Inc.
(a)
...................... 11,724 3,724,363
Cadence Design Systems, Inc.
(a)
.......... 14,788 5,194,433
Crowdstrike Holdings, Inc. , Class A
(a)
........ 13,535 6,637,293
Datadog, Inc. , Class A
(a)
................ 17,499 2,491,858
Fair Isaac Corp.
(a)
..................... 1,292 1,933,517
Fortinet, Inc.
(a)
....................... 34,926 2,936,578
Gen Digital, Inc. ...................... 29,919 849,400
Intuit, Inc. .......................... 15,186 10,370,671
Microsoft Corp. ...................... 404,674 209,600,898
Oracle Corp. ........................ 90,221 25,373,754
Palantir Technologies, Inc. , Class A
(a)
....... 123,815 22,586,332
Palo Alto Networks, Inc.
(a)
............... 36,284 7,388,148
PTC, Inc.
(a)
......................... 6,605 1,340,947
Roper Technologies, Inc. ................ 5,918 2,951,248
Salesforce, Inc. ...................... 52,046 12,334,902
ServiceNow, Inc.
(a)
.................... 11,344 10,439,656
Synopsys, Inc.
(a)
..................... 10,129 4,997,547
Tyler Technologies, Inc.
(a)
............... 2,342 1,225,241
Workday, Inc. , Class A
(a)
................ 11,823 2,846,151
353,959,189
Specialized REITs — 0.8%
American Tower Corp. ................. 25,432 4,891,082
Crown Castle, Inc. .................... 23,984 2,314,216
Digital Realty Trust, Inc. ................ 17,323 2,994,800
Equinix, Inc. ........................ 5,357 4,195,817
Extra Space Storage, Inc. ............... 11,572 1,630,958
Iron Mountain, Inc. .................... 16,326 1,664,272
Public Storage ....................... 8,659 2,501,152
SBA Communications Corp. ............. 5,836 1,128,391
VICI Properties, Inc. ................... 57,998 1,891,315
Weyerhaeuser Co. .................... 39,666 983,320
24,195,323
Specialty Retail — 1.8%
AutoZone, Inc.
(a)
..................... 917 3,934,150
Best Buy Co., Inc. .................... 10,748 812,764
CarMax, Inc.
(a)
....................... 8,503 381,530
Home Depot, Inc. (The) ................ 54,166 21,947,521
Lowe's Cos., Inc. ..................... 30,447 7,651,636
O'Reilly Automotive, Inc.
(a)
............... 46,194 4,980,175
Ross Stores, Inc. ..................... 17,646 2,689,074
TJX Cos., Inc. (The) ................... 60,736 8,778,781
Tractor Supply Co. .................... 28,278 1,608,170
Ulta Beauty, Inc.
(a)
.................... 2,452 1,340,631
Williams-Sonoma, Inc. ................. 6,751 1,319,483
55,443,915
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc. ......................... 807,935 205,724,489
Dell Technologies, Inc. , Class C ........... 16,437 2,330,274
Hewlett Packard Enterprise Co. ........... 72,524 1,781,189
HP, Inc. ........................... 51,728 1,408,553
NetApp, Inc. ........................ 10,803 1,279,723
Seagate Technology Holdings plc .......... 11,429 2,697,930
Super Micro Computer, Inc.
(a)
............. 26,919 1,290,497

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp. .................. 18,592 $ 2,232,156
218,744,811
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.
(a)
................ 7,933 804,168
Lululemon Athletica, Inc.
(a)
............... 6,070 1,080,035
NIKE, Inc. , Class B ................... 64,728 4,513,484
Ralph Lauren Corp. , Class A ............. 2,155 675,722
Tapestry, Inc. ........................ 11,320 1,281,650
8,355,059
Tobacco — 0.6%
Altria Group, Inc. ..................... 91,255 6,028,305
Philip Morris International, Inc. ............ 84,743 13,745,315
19,773,620
Trading Companies & Distributors — 0.3%
Fastenal Co. ........................ 62,710 3,075,298
United Rentals, Inc. ................... 3,491 3,332,718
WW Grainger, Inc.
(b)
................... 2,387 2,274,716
8,682,732
Water Utilities — 0.0%
American Water Works Co., Inc. ........... 10,806 1,504,087
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. ..................... 26,121 $ 6,252,845
Total Long-Term Investments — 99 .8%
(Cost: $ 939,992,531 ) .............................. 3,105,634,602
Short-Term Securities
Money Market Funds — 1.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(e)
................... 24,118,785 24,130,845
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01% ..................... 6,701,144 6,701,144
Total Short-Term Securities — 1 .0%
(Cost: $ 30,831,989 ) ............................... 30,831,989
Total Investments — 100 .8%
(Cost: $ 970,824,520 ) .............................. 3,136,466,591
Liabilities in Excess of Other Assets — (0.8) % ............. (24,272,587)
Net Assets — 100.0% ...............................
$ 3,112,194,004
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 210,907,500 $ — $ (186,796,463)
(a)
$ 19,808 $ — $ 24,130,845 24,118,785 $ 138,021
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 8,117,033 — (1,415,889)
(a)
— — 6,701,144 6,701,144 252,848 —
BlackRock, Inc. .......... 8,520,715 — (484,443) 403,530 701,785 9,141,587 7,841 126,822 —
$ 423,338 $ 701,785 $ 39,973,576 $ 517,691 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock S&P 500 Index V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 22 12/19/25 $ 7,413 $ 58,317
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,105,634,602 $ — $ — $ 3,105,634,602
Short-Term Securities
Money Market Funds ...................................... 30,831,989 — — 30,831,989
$ 3,136,466,591 $ — $ — $ 3,136,466,591
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 58,317 $ — $ — $ 58,317
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust